Transactions Costs (Tables)	9 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
Summary Of Transactions Costs

The following table summarizes the Company’s transactions costs:

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
	$	$	$	$
DOE Loan due diligence costs	1,254	1,454	2,964	1,942
Other financing activities	4,807	-	5,278	-
Separation cost allocation	-	1,012	-	4,652
General Motors investment	-	63	-	2,765
	6,061	2,529	8,242	9,359